Income Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Income Taxes (Details) [Line Items]
Taxable income, pecentage	0.00%	0.00%	0.00%	0.00%
Net income	$ (3,181,596)		$ (2,243,234)	$ (2,349,002)
Net operating loss carry forward	7,811,321
Increase in valuation allowance	$ 118,826		$ 137,203	$ 210,998
Gujia [Member]
Income Taxes (Details) [Line Items]
Income tax rate, percentage	5.00%	5.00%
PRC [Member] | Gujia [Member]
Income Taxes (Details) [Line Items]
Income tax rate, percentage	25.00%	25.00%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Taxable income, pecentage	16.50%	16.50%
Profits earned (in Dollars)		$ 2
United States [Member]
Income Taxes (Details) [Line Items]
Net income	$ 47,451